Components Of Other Comprehensive Income/(Loss) (Accumulated Other Comprehensive Income/(Loss))(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Other Comprehensive Income/(Loss) [Abstract]
Accumulated other comprehensive income/(loss), Before-Tax Amount	$ (26,587)	$ (3,876)
Accumulated other comprehensive income/(loss), Tax Benefit/ (Expense)	10,400	1,266
Accumulated other comprehensive income/(loss), Accumulated Other Comprehensive Income/(Loss) Beginning Balance	(146,343)	(130,156)	(127,546)
Other comprehensive income:
Fair value adjustments on securities available-for-sale, Before-Tax Amount	(108,703)	(19,016)	36,294
Fair value adjustments on securities available-for-sale arising during the period, Tax Benefit/(Expense)	41,935	7,397	(14,119)
Fair value adjustments on securities available-for-sale arising during the period, Accumulated Other Comprehensive Income/(Loss)	(66,768)	(11,619)	22,175
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Before-Tax Amount	451	(328)	(773)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Tax (Benefit)/Expense	(174)	128	301
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Accumulated Other Comprehensive Income/(Loss)	277	(200)	(472)
Pension and post retirement plans:
Net actuarial gain/(loss) arising during the period, Before-Tax Amount	81,456	(45,110)	(60,953)
Net actuarial gain/(loss) arising during the period, Tax Benefit/(Expense)	(31,392)	17,906	23,337
Net actuarial gain/(loss) arising during the period, Accumulated Other Comprehensive Income/(Loss)	50,064	(27,204)	(37,616)
Prior service credit/(cost) arising during the period, Before-Tax Amount	10,678
Prior service credit/(cost) arising during period, Tax Benefit/(Expense)	(4,115)	0	0
Prior service credit/(cost) arising during the period, Accumulated Other Comprehensive Income/(Loss)	6,563	0	0
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Before-Tax Amount	10,085	37,867	21,556
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Tax Benefit/(Expense)	(3,887)	(15,031)	(8,253)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net period benefit cost, Accumulated Other Comprehensive Income/(Loss)	6,198	22,836	13,303
Accumulated other comprehensive income/(loss), Before-Tax Amount	(6,033)	(26,587)	(3,876)
Accumulated other comprehensive income/(loss), Tax Benefit/ (Expense)	2,367	10,400	1,266
Accumulated other comprehensive income/(loss), Accumulated Other Comprehensive Income/(Loss) Ending Balance	$ (150,009)	$ (146,343)	$ (130,156)